Other disclosures - Risk Management and Principal Risks - Gross exposure for loans and advances at amortised cost and Reconciliation of ECL movement to impairment charge/(release) for the period (audited) (Narrative) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gain on recovery of loans and advances previously written off	£ 4
Recoveries and reimbursements	368	£ 73	£ 86
Credit impairment charges and other provisions	3,377	1,202	643
Provisions	1,208	951
Financial guarantee contracts [member] | Third parties [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	364
Expected credit losses held against contingent liabilities and commitments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	769	252
Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Recoveries and reimbursements	368	73
Gross exposure [member] | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(150,300)	(125,500)	(120,100)
Gross exposure [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	(787)
Gross Write-offs	17	21
Changes to models used for calculation		0
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	1,768	(54)
Gross Write-offs	1,036	1,168
Changes to models used for calculation		0
Gross exposure [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	10	0
Gross Write-offs	284	104
Changes to models used for calculation		0
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,835	3,948
ECL | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	145	22	11
ECL | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	(5)
Gross Write-offs	(17)	(21)
Changes to models used for calculation		0
ECL | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	86	(32)
Gross Write-offs	(1,036)	(1,168)
Changes to models used for calculation		(48)
ECL | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	0
Gross Write-offs	(284)	(104)
Changes to models used for calculation		(28)
Stage 1 [member] | Gross exposure [member] | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(146,300)	(124,700)	(119,600)
Stage 1 [member] | Gross exposure [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	(723)
Gross Write-offs	0	0
Changes to models used for calculation		0
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	1,493	0
Gross Write-offs	0	0
Changes to models used for calculation		0
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	0
Gross Write-offs	0	0
Changes to models used for calculation		0
Stage 1 [member] | ECL | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7	10	9
Stage 1 [member] | ECL | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	(1)
Gross Write-offs	0	0
Changes to models used for calculation		0
Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	8	0
Gross Write-offs	0	0
Changes to models used for calculation		16
Stage 1 [member] | ECL | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	0
Gross Write-offs	0	0
Changes to models used for calculation		(9)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,800)	(800)	(500)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	(62)
Gross Write-offs	0	0
Changes to models used for calculation		0
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	183	0
Gross Write-offs	0	0
Changes to models used for calculation		0
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	10	0
Gross Write-offs	0	0
Changes to models used for calculation		0
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	2	2
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	(4)
Gross Write-offs	0	0
Changes to models used for calculation		0
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	20	0
Gross Write-offs	0	0
Changes to models used for calculation		(57)
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	0
Gross Write-offs	0	0
Changes to models used for calculation		(19)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Other assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(132)	(10)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	(2)
Gross Write-offs	17	21
Changes to models used for calculation		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	92	(54)
Gross Write-offs	1,036	1,168
Changes to models used for calculation		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	0
Gross Write-offs	284	104
Changes to models used for calculation		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Other assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	132	10
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	0
Gross Write-offs	(17)	(21)
Changes to models used for calculation		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	58	(32)
Gross Write-offs	(1,036)	(1,168)
Changes to models used for calculation		(7)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Disposals	0	0
Gross Write-offs	(284)	(104)
Changes to models used for calculation		0
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross Write-offs	1,337	1,293	1,456
Gain on recovery of loans and advances previously written off	4	73	86
Net write-offs	1,333	£ 1,220	£ 1,370
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,300
Disposals	1,800
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	£ 1,100